UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Horizon Investment Services
Address: 7412 Calumet Avenue

         Hammond, IN  46324

13F File Number:  28-12835

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas J. Hathoot
Title:     Chief Compliance Officer
Phone:     219-852-3215

Signature, Place, and Date of Signing:

     /s/ Thomas J. Hathoot     Hammond, IN/USA     February 12, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     54

Form13F Information Table Value Total:     $70,069 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE LTD BERMUDA          CL A             G1150G111     2285    69687     SOLE         55352               0    14335
AIRGAS INC                     COM              009363102     1837    47117     SOLE         37889               0     9228
AMEDISYS INC                   COM              023436108     1461    35350     SOLE         27495               0     7855
AMPCO-PITTSBURGH CORP          COM              032037103      885    40762     SOLE         30075               0    10687
ANSYS INC                      COM              03662Q105     1215    43580     SOLE         33250               0    10330
ASTRAZENECA PLC                SPONSORED ADR    046353108     1061    25852     SOLE         19877               0     5975
BIOGEN IDEC INC                COM              09062X103     1634    34315     SOLE         27895               0     6420
CHEVRON CORP NEW               COM              166764100     1488    20114     SOLE         14141               0     5973
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102      590    32675     SOLE         21295               0    11380
COMTECH TELECOMMUNICATIONS C   COM NEW          205826209     2418    52776     SOLE         42666               0    10110
DARLING INTL INC               COM              237266101      365    66430     SOLE         59530               0     6900
DIRECTV GROUP INC              COM              25459L106     1768    77180     SOLE         62110               0    15070
DXP ENTERPRISES INC NEW        COM NEW          233377407      472    32335     SOLE         24745               0     7590
EMCOR GROUP INC                COM              29084Q100     2068    92205     SOLE         72710               0    19495
EXXON MOBIL CORP               COM              30231G102      700     8773     SOLE         8573                0      200
GARTNER INC                    COM              366651107      461    25865     SOLE         15305               0    10560
GENERAL DYNAMICS CORP          COM              369550108     1695    29437     SOLE         22736               0     6701
HARMONIC INC                   COM              413160102      691   123108     SOLE         101780              0    21328
HARRIS CORP DEL                COM              413875105     2405    63197     SOLE         50058               0    13139
HEARTLAND PMT SYS INC          COM              42235N108      691    39466     SOLE         27765               0    11701
HEWLETT PACKARD CO             COM              428236103     2122    58477     SOLE         46135               0    12342
HORNBECK OFFSHORE SVCS INC N   COM              440543106      672    41135     SOLE         33055               0     8080
INTERNATIONAL BUSINESS MACHS   COM              459200101     2172    25810     SOLE         20115               0     5695
ISHARES TR                     BARCLYS 1-3 YR   464287457      309     3650     SOLE         2700                0      950
ISHARES TR                     S&P SMLCAP 600   464287804      239     5425     SOLE         4125                0     1300
ISHARES TR                     S&P 500 INDEX    464287200      571     6320     SOLE         5220                0     1100
JOHNSON & JOHNSON              COM              478160104     1580    26403     SOLE         20462               0     5940
KIRBY CORP                     COM              497266106     1267    46295     SOLE         37260               0     9035
LABORATORY CORP AMER HLDGS     COM NEW          50540R409     2316    35956     SOLE         28388               0     7568
MANITOWOC INC                  COM              563571108      764    88253     SOLE         69859               0    18394
MICROSOFT CORP                 COM              594918104     2027   104281     SOLE         85616               0    18665
NATIONAL OILWELL VARCO INC     COM              637071101     1060    43372     SOLE         35872               0     7500
NII HLDGS INC                  CL B NEW         62913F201      922    50700     SOLE         42235               0     8465
OCEANEERING INTL INC           COM              675232102     1579    54199     SOLE         42296               0    11903
OPEN TEXT CORP                 COM              683715106      229     7600     SOLE         2700                0     4900
ORACLE CORP                    COM              68389X105     2163   121982     SOLE         94157               0    27825
PEPSICO INC                    COM              713448108     2197    40104     SOLE         33357               0     6747
PHILIP MORRIS INTL INC         COM              718172109      267     6126     SOLE         6126                0        0
QUALCOMM INC                   COM              747525103     2112    58931     SOLE         45446               0    13485
QUESTCOR PHARMACEUTICALS INC   COM              74835Y101      136    14625     SOLE         12025               0     2600
ST JUDE MED INC                COM              790849103     1700    51589     SOLE         40649               0    10940
SUPERIOR ENERGY SVCS INC       COM              868157108     1239    77773     SOLE         64843               0    12930
SYBASE INC                     COM              871130100     2166    87435     SOLE         68010               0    19425
SYNIVERSE HLDGS INC            COM              87163F106     1922   160947     SOLE         127722              0    33225
TELECOMMUNICATION SYS INC      CL A             87929J103     2187   254630     SOLE         204495              0    50135
TELEDYNE TECHNOLOGIES INC      COM              879360105      236     5300     SOLE         4600                0      700
TRANSOCEAN INC NEW             SHS              G90073100      974    20623     SOLE         16878               0     3745
UNIT CORP                      COM              909218109     1202    44996     SOLE         36791               0     8205
UNITED TECHNOLOGIES CORP       COM              913017109     1841    34355     SOLE         27265               0     7090
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827     3214    39897     SOLE         34152               0     5745
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835     1474    18665     SOLE         18075               0      590
WAL MART STORES INC            COM              931142103      245     4375     SOLE         3875                0      500
WESTERN DIGITAL CORP           COM              958102105      534    46645     SOLE         37975               0     8670
WMS INDS INC                   COM              929297109      241     8950     SOLE         7050                0     1900